Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for Current PEO (Stratmann)[1]	Compensation Actually Paid to Current PEO (Stratmann)[1]	Average Summary Compensation Total for Non-PEO NEOs[1]	Average Compensation Actually Paid to Non-PEO NEOs[1]	Value of Initial Fixed $100 Investment Based on Total Stockholder Return	Net Income (millions)
2025	$5,954,405	$619,878	$2,754,647	$295,496	$216	$(21.5)
2024	$858,889	$350,088	$424,706	$247,643	$37	$(27.5)
2023	$868,068	$477,551	$407,966	$284,986	$48	$(26.3)

Named Executive Officers, Footnote [Text Block]

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Phillip Stratmann	Robert Powers, Matthew Burdyny(b), Tracy Pagliara
2024	Philipp Stratmann	Robert Powers, Matthew Burdyny, Joseph DiPietro(a)
2023	Philipp Stratmann	Robert Powers, Joseph DiPietro

(a)	Effective April 26, 2024, Mr. DiPietro departed from the Company.
(b)	Effective June 2025, Mr. Burdyny separated from the Company.

PEO Total Compensation Amount	[1],[2]	$ 5,954,405	$ 858,889	$ 868,068
PEO Actually Paid Compensation Amount	[1],[2]	$ 619,878	350,088	477,551
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2023		2024		2025
Equity Adjustments(a)	PEO (Stratmann)	Average Non-PEO NEOs	PEO (Stratmann)	Average Non-PEO NEOs	PEO (Stratmann)	Average Non-PEO NEOs
Summary Compensation Table Total	$868,068	$407,966	$858,889	$424,706	$5,954,405	$2,754,647
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(319,493)	$(101,475)	$(289,042)	$(105,806)	$(5,437,530)	$(2,494,830)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$-	$-	$-	$-	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$-	$-	$-	$-	$-	$-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$-	$-	$-	$-	$-	$-
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(43,514)	$(11,971)	$(75,366)	$(17,787)	$123,423	$43,200
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(27,510)	$(9,534)	$(144,392)	$(53,470)	$(20,421)	$(7,521)
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$-	$-	$-	$-	$-	$-
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$-	$-	$-	$-	$-	$-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$-	$-	$-	$-	$-	$-
Total Equity Adjustments	$(390,517)	$(122,980)	$(508,801)	$(177,062)	$(5,334,527)	$(2,459,152)
Compensation Actually Paid	$477,551	$284,986	$350,088	$247,643	$619,878	$295,496

(a)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our Common Stock on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our Common Stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with Accounting Standards Codification Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2025 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 2,754,647	424,706	407,966
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	295,496	247,643	284,986
Total Shareholder Return Amount		216	37	48
Net Income (Loss) Attributable to Parent		$ (21,500,000)	$ (27,500,000)	$ (26,300,000)
PEO Name		Phillip Stratmann	Philipp Stratmann	Philipp Stratmann
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		$ (5,334,527)	$ (508,801)	$ (390,517)
PEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		(5,437,530)	(289,042)	(319,493)
PEO [Member] | Increase Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
PEO [Member] | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
PEO [Member] | Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End Determined Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
PEO [Member] | Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		123,423	(75,366)	(43,514)
PEO [Member] | Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		(20,421)	(144,392)	(27,510)
PEO [Member] | Increase Based on Incremental Fair Value of Options Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
PEO [Member] | Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
PEO [Member] | Increase for Service Cost and if Applicable Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		(2,459,152)	(177,062)	(122,980)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		(2,494,830)	(105,806)	(101,475)
Non-PEO NEO [Member] | Increase Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member] | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member] | Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End Determined Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member] | Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		43,200	(17,787)	(11,971)
Non-PEO NEO [Member] | Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments		(7,521)	(53,470)	(9,534)
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member] | Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments
Non-PEO NEO [Member] | Increase for Service Cost and if Applicable Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Equity Adjustments

[1]	Amounts represent compensation actually paid to our Principal Executive Officers (“PEO”) and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
[2]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our Common Stock on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our Common Stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with Accounting Standards Codification Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2025 and prior fiscal years.